Security Equity Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated November 20, 2009
to Prospectuses and Statement of Additional Information Dated February 1, 2009

Effective November 13, 2009, the Prospectuses and Statement of Additional Information are updated to reflect the removal of John Boich as a Portfolio Manager to Rydex|SGI Alpha Opportunity Fund, Global Fund, and Global Institutional Fund.

David Whittall, Scott Klimo, Mark Kress, and Yon Perullo will continue as portfolio managers to the above-referenced Funds.

Please Retain This Supplement for Future Reference